Party-in-Interest Transactions (Details Narrative) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total realized and unrealized gain/(loss)	$ 1,243,285,640
AZ Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value of investment	179,582,037	$ 139,748,329
Purchases	0
Sale of stock	16,843,319
Total dividend income received	3,250,629
Total realized and unrealized gain/(loss)	$ 54,186,547